Share-Based Payments - Stock Option Activity (Detail) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period, shares | shares	103,791
Granted, shares | shares	1,181
Exercised, shares | shares	(15,964)
Forfeited, shares | shares	(55)
Expired, shares | shares	(353)
Outstanding, end of period, shares | shares	88,600
Vested and expected to vest, end of period, shares | shares	88,469
Exercisable, end of period, shares | shares	85,372
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period, weighted-average exercise price per share (in dollars per share) | $ / shares	$ 27.69
Granted, weighted-average exercise price per share (in dollars per share) | $ / shares	43.35
Exercised, weighted-average exercise price per share (in dollars per share) | $ / shares	24.84
Forfeited, weighted-average exercise price per share (in dollars per share) | $ / shares	37.67
Expired, weighted-average exercise price per share (in dollars per share) | $ / shares	31.12
Outstanding, end of period, weighted-average exercise price per share (in dollars per share) | $ / shares	28.39
Vested and expected to vest, end of period, weighted-average exercise price per share (in dollars per share) | $ / shares	28.37
Exercisable, end of period, weighted-average exercise price per share (in dollars per share) | $ / shares	$ 28.04
Outstanding, end of period, weighted-average remaining contractual term	3 years 7 months 6 days
Vested and expected to vest, end of period, weighted-average remaining contractual term	3 years 7 months 6 days
Exercisable, end of period, weighted-average remaining contractual term	3 years 4 months 24 days
Outstanding, end of period, aggregate intrinsic value | $	$ 960
Vested and expected to vest, end of period, aggregate intrinsic value | $	960
Exercisable, end of period, aggregate intrinsic value | $	$ 951